                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                    Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Short Term Income Fund

 Schedule of Investments  11/30/11 (unaudited)

 Principal

 Amount

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES - 15.9%

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.5%

 1,000,000

 AAA / NR

 Ford Auto Securitization, 2.431%, 11/17/14

 $

 986,665

 Automobile Manufacturers - 0.7%

 567,000

 BBB / Aa2

 AmeriCredit Automobile Receivables Trust, 6.24%, 6/8/16

 $

 598,864

 100,000

 BBB / Baa1

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 99,287

 122,505

 A / NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/13

 121,026

 285,000

 NR / Aa1

 Santander Drive Auto Receivables Trust, 2.44%, 1/15/16

 285,407

 491,512

 BBB / NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17

 484,139

 $

 1,588,723

 Total Automobiles & Components

 $

 2,575,388

 Banks - 7.7%

 Diversified Banks - 0.2%

 155,893

 0.35

 AAA / Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 150,528

 170,324

 AAA / NR

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 155,354

 $

 305,882

 Thrifts & Mortgage Finance - 7.6%

 36,263

 0.51

 A+ / Aa1

 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35

 $

 35,921

 174,897

 0.44

 AAA / Aaa

 Ameriquest Mortgage Securities, Floating Rate Note, 8/25/35

 164,280

 464,216

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34

 417,337

 547,559

 0.81

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 5/28/44

 502,850

 225,613

 0.83

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 8/28/44

 215,739

 457,645

 AA / Aa2

 Bear Stearns Asset Backed Securities, 0.8271%, 6/25/35

 418,320

 161,738

 0.37

 BB+ / Baa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/36

 158,911

 300,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 200,437

 427,472

 0.46

 AAA / A1

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 6/25/43

 367,592

 455,960

 NR / A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 478,041

 93,390

 0.31

 BBB+ / Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 92,367

 75,436

 0.49

 AAA / Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/35

 74,577

 500,000

 AA+ / Aaa

 Chrysler Financial Auto Securitization Trust, 6.25%, 5/8/14

 502,624

 1,377,601

 0.67

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 1,343,264

 512,493

 AAA / Aa3

 Citigroup Mortgage Loan Trust Inc., 0.6615%, 8/25/35

 469,301

 318,706

 0.31

 B- / Caa2

 Countrywide Asset Backed Certificates, Floating Rate Note, 4/25/32

 159,877

 242,795

 0.80

 AAA / Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 229,652

 314,502

 0.63

 A / Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 306,995

 426,266

 5.07

 AAA / B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 384,741

 453,299

 BBB / Baa3

 Countrywide Home Equity Loan Trust, 0.5371%, 11/15/28

 429,862

 5,934

 5.56

 AAA / A2

 CRMSI 2006-2 A3, Floating Rate Note, 9/25/36

 5,916

 162,514

 5.68

 B+ / Ba1

 CWL 2006-15 A2 , Floating Rate Note, 10/25/46

 157,234

 195,686

 0.36

 B- / Ba3

 First Franklin Mortgage Loan A, Floating Rate Note, 8/25/36

 194,488

 1,050,000

 AAA / Aa2

 First NLC Trust, 0.74719%, 9/25/35

 986,922

 218,433

 NR / Ba1

 Greenpoint Manufactured Housing, 7.59%, 11/15/28

 221,739

 94,184

 AA+ / Baa2

 GSAA Trust, 0.47625%, 6/25/35

 88,669

 83,813

 0.66

 A / A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 79,058

 22,361

 0.60

 AAA / Aaa

 GSAMP Trust, Floating Rate Note, 8/25/36

 22,072

 631,199

 A+ / B1

 HEMT 2004-6 M2, 5.321%, 4/25/35

 429,725

 112,058

 B / A2

 IXIS Real Estate Capital Trust, 0.5526%, 2/25/36

 94,018

 230,618

 AAA / Aaa

 LEAF II Receivables, 3.45%, 11/20/12

 229,972

 1,773,778

 AA+ / Aaa

 Lehman ABS Manufactured Housing Contract Trust, 0.648%, 6/15/33

 1,691,228

 462,210

 CCC+ / Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37

 175,640

 550,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 482,789

 151,280

 AAA / B1

 Morgan Stanley Home Equity Loan Trust, 0.5326%, 9/25/35

 115,410

 277,202

 0.38

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 252,780

 263,033

 0.32

 BBB / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 257,240

 506

 AAA / Baa3

 Option One Mortgage Trust, 0.254%, 1/25/37

 505

 10,467

 4.25

 AA / Aa2

 PNMAC 2010-NPL1 A, Floating Rate Note, 5/25/50

 10,389

 761,886

 AA / Baa2

 Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25/34

 504,168

 184,908

 0.58

 AAA / Aaa

 RAAC Series, Floating Rate Note, 6/25/35

 180,439

 240,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35

 227,461

 113,163

 1.21

 BBB / Ba2

 SAST 2002-1 M1, Floating Rate Note, 1/25/32

 67,791

 202,562

 0.28

 AA / Aaa

 Structured Asset Securities Co., Floating Rate Note, 1/25/37

 199,133

 615,290

 0.29

 B+ / Baa2

 Structured Asset Securities Co., Floating Rate Note, 2/25/35

 614,798

 144,756

 BBB / Aa1

 Structured Asset Securities Corp., 0.2626%, 2/25/37

 139,849

 257,773

 0.75

 AA / A3

 SVHE 2005-3 M2, Floating Rate Note, 6/25/35

 244,114

 438,335

 AAA / A2

 Wachovia Mortgage Loan Trust. 0.5826%, 10/25/35

 405,244

 $

 15,031,479

 Total Banks

 $

 15,337,361

 Diversified Financials - 5.5%

 Asset Management & Custody Banks - 0.2%

 514,212

 0.61

 B / B3

 SPSAC 1998-1 A1, Floating Rate Note, 3/25/28

 $

 301,807

 Consumer Finance - 1.1%

 200,000

 NR / A1

 Navistar Financial Corp Owner Trust, 4.08%, 3/19/18

 $

 200,841

 800,000

 NR / A2

 Navistar Financial Dealer Note Master Trust, 1.99322%, 11/25/16

 799,973

 202,407

 AA / Baa1

 RFMS2 2003-HI1 M1, 5.27%, 4/25/28

 187,845

 380,000

 0.63

 AAA / Aaa

 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26

 362,444

 677,075

 0.44

 AA+ / A3

 Specialty Underwriting & Resid, Floating Rate Note, 9/25/36

 664,641

 $

 2,215,744

 Diversified Finance Services - 1.4%

 128,029

 0.51

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 124,499

 350,000

 A / NR

 DT Auto Owner Trust, 3.46%, 1/15/14

 350,986

 325,000

 BBB / NR

 DT Auto Owner Trust, 4.89%, 1/17/17

 328,070

 65,205

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 66,684

 363,000

 0.60

 AAA / Aaa

 Home Equity Asset Trust, 0.75719%, 11/25/35

 348,170

 201,502

 AA / A1

 Home Equity Asset Trust, 0.76875%, 8/25/35

 192,640

 251,640

 0.71

 AAA / A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 240,543

 97,227

 0.29

 B- / Ba1

 JP Morgan Mortgage Acquisition, Floating Rate Note,  5/25/24

 97,125

 63,733

 AAA / A2

 Sierra Receivables Funding Co., 5.84%, 5/20/18

 64,577

 619,947

 A+ / Baa3

 Sierra Receivables Funding Co., 1.18625%, 9/20/19

 606,761

 411,601

 AAA / Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21

 421,682

 $

 2,841,737

 Specialized Finance - 2.8%

 706,777

 0.59

 AAA / Aaa

 Aegis Asset Backed Securities, Floating Rate Note, 9/25/34

 $

 637,557

 501,132

 0.62

 AA / Baa3

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 432,462

 743,986

 AAA / Aaa

 Conseco Finance, Inc., 7.05%, 4/15/32

 761,323

 140,331

 6.62

 AAA / Aaa

 Conseco Finance, Inc., Floating Rate Note, 11/15/32

 141,587

 715,000

 BBB- / Baa3

 Dominos Pizza Master Issuer, 5.261%, 4/25/37

 719,912

 200,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 204,000

 423,737

 5.29

 NR / Baa1

 Irwin Home Equity Corp., Floating Rate Note, 6/25/35

 400,036

 31,057

 AA+ / Aa1

 Mastr Asset Backed Securities Trust, 0.67375%, 5/25/35

 30,222

 162,497

 0.59

 AAA / Aaa

 New Century Home Equity Loan, Floating Rate Note, 3/25/35

 142,165

 2,247,531

 AAA / Aa1

 New Century Home Equity Loan Trust, 0.5126%, 6/25/35

 2,199,340

 $

 5,668,604

 Total Diversified Financials

 $

 11,027,892

 Government - 1.3%

 4,234

 AAA / Aaa

 Freddie Mac, 4.0%, 12/15/12

 $

 4,233

 175,292

 AAA / Aaa

 Freddie Mac, 4.5%, 8/15/17

 179,067

 485,292

 AAA / Aaa

 Freddie Mac, 5.5%, 10/15/35

 518,375

 145,581

 NR / Aa1

 Freddie Mac REMICS, 3.25%, 6/15/17

 147,479

 1,028,754

 NR / Aa1

 Freddie Mac REMICS, 4.0%, 6/15/22

 1,062,117

 33,898

 AAA / Aa1

 Freddie Mac REMICS, 5.0%, 8/15/31

 34,262

 642,377

 NR / Aa1

 Freddie Mac REMICS, 5.0%, 11/15/28

 649,224

 37,396

 NR / NR

 Freddie Mac REMICS, 5.5%, 8/15/29

 37,526

 $

 2,632,283

 Total Government

 $

 2,632,283

 TOTAL ASSET BACKED SECURITIES

 (Cost  $32,962,513)

 $

 31,572,924

 COLLATERALIZED MORTGAGE OBLIGATIONS - 28.4%

 Banks - 19.2%

 Thrifts & Mortgage Finance - 19.2%

 515,460

 0.69

 NR / A1

 Banc of America Alternative Loan Trust, Floating Rate Note, 12/25/33

 $

 488,638

 386,757

 NR / B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/19

 390,996

 226,030

 BB / B2

 Banc of America Fund, 0.2658%, 5/20/47

 220,925

 227,959

 CCC / B1

 Banc of America Fund, 5.75%, 10/25/35

 224,493

 192,676

 AAA / Aaa

 Bayview Commercial Asset Trust, 2.25625%, 4/25/38

 190,524

 152,890

 AAA / Aaa

 Bayview Commercial Asset Trust, 2.50625%, 7/25/38

 151,900

 3,518,059

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 281,445

 2,422,795

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 211,995

 125,396

 0.35

 AAA / A2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 116,665

 854,019

 AAA / Aaa

 Cendant Mortgage Corp., 6.25%, 3/25/32

 851,372

 2,873

 5.92

 AAA / Aaa

 Citigroup Commercial Mortgage, Floating Rate Note, 3/15/49

 2,871

 374,702

 AAA / Aa2

 CMLTI 2003-UP3 A1, 7.0%, 9/25/33

 389,586

 267,204

 3.51

 CCC / NR

 CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35

 156,241

 384,802

 NR / NR

 CMLTI 2005-9 2SX2, 5.5%, 11/25/35

 54,688

 75,696

 1.14

 NR / WR

 CMOT 44 F, Floating Rate Note, 7/1/18

 76,867

 100,000

 NR / Baa1

 Commercial Mortgage, 5.605%, 8/9/16

 99,818

 703,589

 AAA / Aaa

 Commercial Mortgage Pass Through, 0.31875%, 12/15/20

 683,870

 268,279

 A+ / A1

 Commercial Mortgage Pass Through Certificates, 0.39875%, 6/15/22

 248,129

 424,445

 0.51

 B- / NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 402,121

 408,706

 0.71

 AAA / Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 390,119

 657,009

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 660,786

 1,475,384

 BB / NA

 Countrywide Home Loans, Inc., 5.5%, 10/25/32

 1,491,240

 481,526

 1.49

 AAA / NR

 Deutsche Mortgage Securities I, Floating Rate Note, 10/25/47

 481,225

 166,125

 AAA / Aa3

 Downey Savings & Loan, 0.83625%, 7/19/44

 111,819

 23,000,000

 BBB / Baa2

 Extended Stay America Trust, 1.165%, 1/5/16

 284,786

 205,532

 CCC / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 188,808

 86,496

 2.72

 AAA / Aa1

 First Horizon Mortgage Pass- Through Trust, 2/25/34

 78,370

 203,614

 AAA / Aaa

 First Union-Lehman Brothers- Bank of America, 6.778%, 11/18/35

 206,672

 196,200

 AA+ / Aaa

 GE Business Loan Trust, 0.6165%, 4/15/31

 186,559

 351,451

 AA / Aaa

 GE Business Loan Trust, 0.4765%, 5/15/32

 315,506

 445,000

 5.51

 Aa3 / Aa3

 GE Capital Commercial Mortgage Corp., 5.704%, 7/10/37

 449,500

 153,135

 AAA / Aaa

 GECMC 2005-C1 A2, 4.353%, 6/10/48

 153,025

 250,000

 5.31

 BBB+ / Baa2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36

 236,212

 150,000

 1.91

 B+ / NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40

 134,251

 350,000

 NR / NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21

 330,225

 302,031

 AAA / Ba3

 GSR Mortgage Loan Trust, 4.1408%, 6/25/34

 276,096

 419,374

 AAA / NR

 GSR Mortgage Loan Trust, 2.5125%, 8/25/33

 379,578

 318,669

 BB+ / NR

 GSR Mortgage Loan Trust, 5.25%, 7/25/35

 292,665

 700,542

 NR / A3

 GSR Mortgage Loan Trust, 5.5%, 3/25/35

 701,387

 647,726

 2.71

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 563,755

 64,798

 1.97

 CC / C

 Impac Cmb Trust, Floating Rate Note, 11/25/34

 19,086

 1,890,828

 0.81

 AAA / Baa2

 Impac Cmb Trust, Floating Rate Note, 9/25/34

 1,405,396

 243,847

 NR / Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., 0.5465%, 11/15/18

 213,468

 250,000

 A- / Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., 0.34205%, 5/15/47

 226,788

 427,221

 NR / Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 430,629

 413,358

 AAA / A2

 JP Morgan Mortgage Trust, 2.657%, 2/25/34

 401,979

 64,791

 AAA / Baa2

 JP Morgan Mortgage Trust, 4.479228%, 2/25/35

 64,152

 199,745

 A- / NR

 JP Morgan Mortgage Trust, 5.5%, 1/25/35

 199,827

 674,499

 2.00

 AAA / Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 651,975

 191,181

 2.58

 CCC / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 184,236

 221,709

 NR / B3

 JP Morgan Mortgage Trust, 6.0% 8/25/36

 19,446

 466,761

 0.69

 BB / B2

 LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30

 193,099

 348,080

 AAA / Aaa

 LBUBS 2001-C2 C, 6.975%, 9/15/34

 348,625

 650,000

 BBB+ / NR

 LB-UBS Commercial Mortgage Trust, 5.616%, 10/15/35

 629,494

 400,000

 AA / A1

 LB-UBS Commercial Mortgage Trust, 5.873%, 7/15/35

 401,247

 143,160

 A- / NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 143,041

 338,230

 6.77

 A- / NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 354,021

 64,096

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 64,530

 17,899

 5.41

 AAA / Aaa

 Merrill Lynch/Countrywide Comm, Floating Rate Note, 2/12/39

 17,909

 300,121

 0.44

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 253,651

 700,000

 NR / NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36

 677,250

 326,645

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 318,594

 295,000

 A+ / NR

 Prudential Commercial Mortgage Trust, 4.706%, 2/11/36

 289,876

 1,024,808

 BB / B2

 RAAC Series, 6.0%, 1/25/32

 1,042,639

 534,602

 6.19

 A / Aaa

 Residential Asset Mortgage, Products, Inc.

 545,398

 2,422,303

 AAA / NR

 Residential Asset Securitization, 0.66%, 5/25/33

 2,157,807

 511,556

 B / NR

 Residential Asset Securitization, 5.5%, 7/25/35

 470,648

 605,211

 BBB+ / NR

 Residential Asset Securitization, 5.75%, 12/25/34

 619,600

 580,692

 NR / Aaa

 Salomon Brothers Mortgage Securities VII, Inc., 7.0722%, 5/18/32

 599,565

 71,159

 0.44

 BBB / Baa2

 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47

 69,520

 223,778

 0.57

 AAA / Baa3

 SEMT 2004-10 A2 , Floating Rate Note, 11/20/34

 182,744

 636,155

 AAA / B1

 SEMT 2005-1 A2, 5.8325%, 2/20/35

 517,712

 302,747

 0.84

 AAA / Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 264,429

 436,509

 AAA / Baa1

 Sequoia Mortgage Trust, 0.45625%, 1/20/35

 331,253

 343,160

 AAA / A3

 Sequoia Mortgage Trust, 0.74969%, 1/20/35

 263,523

 414,342

 AAA / Baa3

 Sequoia Mortgage Trust, 1.816457%, 8/20/34

 347,535

 1,266,449

 AA+ / Aaa

 Structured Asset Mortgage, 0.75625%, 8/26/35

 1,256,443

 763,770

 4.42

 CCC / Caa3

 Structured Asset Mortgage Investments, Inc.

 406,566

 341,229

 2.54

 AAA / A3

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 303,046

 1,450,811

 AAA / Baa1

 Structured Asset Securities Corp., 2.5615%, 7/25/33

 1,190,553

 370,226

 AAA / B2

 Thornburg Mortgage Securities Trust, 1.7542%, 3/25/44

 311,495

 409,891

 AAA / Ba1

 Thornburg Mortgage Securities Trust, 4.1376%, 3/25/44

 390,268

 1,796,255

 0.57

 AAA / A2

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 1,628,454

 228,749

 1.67

 AAA / A1

 Thornburg Mortgage Securities, Inc., Floating Rate Note, 3/25/44

 204,467

 500,000

 A+ / NR

 Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35

 499,132

 87,622,547

 0.01

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 80,350

 650,000

 BBB / NR

 WAMU Commercial Mortgage Securities Trust, 5.3%, 5/25/36

 647,074

 144,362

 AAA / A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 145,693

 40,611

 AAA / Baa1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 5/25/35

 40,221

 728,211

 2.73

 NR / Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 1/25/35

 599,569

 790,644

 2.94

 NR / Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 753,417

 74,459

 3.21

 CC / Aaa

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 72,036

 463,164

 AAA / Ba2

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 477,780

 798,423

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 775,320

 273,354

 CCC / B1

 Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36

 271,192

 $

 38,129,496

 Total Banks

 $

 38,129,496

 Diversified Financials - 6.4%

 Asset Management & Custody Banks - 0.1%

 169,287

 5.31

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 166,999

 Diversified Finance Services - 5.2%

 210,000

 A+ / Baa2

 American Tower Trust, 5.9568%, 4/15/14

 $

 223,339

 336,981

 2.88

 AAA / Aaa

 Banc of America Mortgage Securities, Floating Rate Note, 7/25/33

 315,443

 1,676,152

 3.51

 AAA / A2

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/33

 1,595,898

 294,205

 3.19

 NR / Ba3

 Banc of America Mortgage Securities, Floating Rate Note, 5/25/35

 285,007

 691,983

 2.86

 NR / Baa3

 Banc of America Mortgage Securities, Floating Rate Note, 11/25/33

 622,400

 172,338

 A+ / Baa1

 Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/34

 149,528

 367,603

 B / B2

 Citicorp Mortgage Securities, Inc., 5.5%, 11/25/35

 365,194

 650,000

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, 0.318%, 2/15/22

 594,750

 600,000

 NR / NR

 Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50

 568,286

 590,247

 NR / Aaa

 Credit Suisse Mortgage Capital Certificates, 5.268%, 2/15/40

 589,552

 251,174

 B- / Aaa

 MLMI 2005-A2 A4, 4.48%, 2/25/35

 240,100

 250,000

 BBB- / Baa2

 Morgan Stanley Capital, 0.919%, 12/15/20

 230,615

 436,315

 5.50

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 441,268

 297,315

 AAA / Baa2

 Residential Accredit, 4.5, 4/25/34

 299,306

 329,030

 0.79

 AAA / Ba1

 Residential Accredit, Floating Rate Note, 1/25/34

 313,803

 1,028,784

 4.25

 AAA / Baa3

 Residential Accredit, Floating Rate Note, 1/25/34

 1,038,149

 950,000

 AAA / Baa3

 Residential Accredit Loans, Inc., 4.0%, 7/25/33

 937,148

 402,917

 AAA / Aa1

 Residential Accredit Loans, Inc., 5.75%, 10/25/33

 407,300

 704,013

 0.81

 AAA / Baa1

 Residential Accredit Loans, Inc., Floating Rate Note, 10/25/17

 661,398

 99,336

 NR / Ba1

 Residential Accredit Loans, Inc., 5.0%, 7/25/18

 100,994

 298,134

 AAA / Aa1

 Structured Adjustable Rate Mortgage Loan Trust, 0.63%, 1/25/35

 293,950

 140,198

 NR / NR

 Vericrest Opportunity Loan Transferee, 5.926%, 12/26/50

 140,394

 $

 10,413,822

 Investment Banking & Brokerage - 1.0%

 276,047

 AAA / Aaa

 Banc of America Commercial Mortgage, Inc., 5.381%, 1/15/49

 $

 276,087

 381,169

 AA / NR

 Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35

 380,917

 939,326

 5.56

 AA- / Aaa

 Lehman Brothers Floating Rate Note, 5.56%, 9/15/21 (144A)

 895,660

 460,000

 NR / A1

 Morgan Stanley Dean Witter Capital I, 6.79%, 7/15/33

 451,071

 $

 2,003,735

 Specialized Finance - 0.0%

 194,633

 0.35

 A / Aaa

 Indymac Index Mortgage Loan Trust, Floating Rate Note, 2/25/37

 $

 182,370

 Total Diversified Financials

 $

 12,766,926

 Real Estate - 2.8%

 Mortgage Real Estate Investment Trust - 2.8%

 959,767

 5.01

 AAA / Aaa

 American Home Mortgage Investment Corp., Floating Rate Note, 10/25/34

 $

 961,707

 1,130,659

 0.50

 B / Caa3

 American Home Mortgage Investment Corp., Floating Rate Note, 11/25/45

 590,007

 368,065

 AAA / B1

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 322,881

 190,135

 BBB / NR

 Credit Suisse First, 5.25%, 10/25/19

 191,961

 104,905

 AAA / NR

 Credit Suisse First, 5.5%, 6/25/33

 102,464

 396,912

 AAA / A2

 Credit Suisse First Boston Mortgage, 7.5%, 5/25/32

 408,365

 224,429

 1.58

 AA+ / Aa2

 Credit Suisse First Boston Mor, Floating Rate Note, 12/25/33

 213,636

 750,000

 6.45

 CCC- / A3

 Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34

 724,480

 100,000

 1.72

 A- / A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 92,645

 1,566,431

 AAA / Aaa

 CS First Boston Mortgage Security, 7.13%, 11/15/30

 1,601,302

 358,845

 1.38

 AA+ / WR

 CS First Boston Mortgage Security, Floating Rate Note, 8/25/33

 328,716

 $

 5,538,164

 Total Real Estate

 $

 5,538,164

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $59,881,388)

 $

 56,434,586

 CORPORATE BONDS - 30.4%

 Energy - 1.9%

 Oil & Gas Equipment And Services - 0.6%

 456,000

 3.52

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 300,960

 2,134,000

 11.99

 NA / NA

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 203,115

 739,000

 BBB / Baa2

 Weatherford International Ltd., 5.15%, 3/15/13

 770,029

 $

 1,274,104

 Oil & Gas Exploration & Production - 0.5%

 250,000

 A / Aa3

 Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)

 $

 254,688

 250,000

 A / Aa3

 Ras Laffan LNG 3, 5.5%, 9/30/14 (144A)

 268,750

 500,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 520,625

 $

 1,044,063

 Oil & Gas Storage & Transportation - 0.8%

 500,000

 BBB- / Baa3

 Energy Transfer Partners LP, 5.65%, 8/1/12

 $

 512,330

 250,000

 BBB- / Baa3

 Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12

 255,622

 750,000

 BBB- / Baa3

 Williams Partners LP, 3.8%, 2/15/15

 785,526

 $

 1,553,478

 Total Energy

 $

 3,871,645

 Materials - 0.5%

 Industrial Gases - 0.2%

 500,000

 BBB / Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 510,684

 Specialty Chemicals - 0.3%

 536,000

 BBB / Baa2

 Cytec Industries, Inc., 4.6%, 7/1/13

 $

 556,999

 Total Materials

 $

 1,067,683

 Capital Goods - 0.7%

 Trading Companies & Distributors - 0.7%

 440,000

 BBB / Baa1

 GATX Corp., 4.75%, 10/1/12

 $

 450,208

 1,000,000

 BBB / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 1,003,035

 $

 1,453,243

 Total Capital Goods

 $

 1,453,243

 Commercial Services & Supplies - 0.2%

 Office Services & Supplies - 0.2%

 350,000

 BBB+ / A2

 Pitney Bowes, Inc., 4.625%, 10/1/12

 $

 359,769

 Total Commercial Services & Supplies

 $

 359,769

 Transportation - 0.2%

 Railroads - 0.2%

 480,000

 BBB / Baa3

 CSX Corp., 6.3%, 3/15/12

 $

 486,826

 Total Transportation

 $

 486,826

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.6%

 1,000,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%, 4/15/15

 $

 1,028,085

 100,000

 BBB+ / Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 103,701

 $

 1,131,786

 Motorcycle Manufacturers - 0.0%

 175,000

 BBB / Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16

 $

 179,247

 Total Automobiles & Components

 $

 1,311,033

 Media - 0.4%

 Broadcasting - 0.4%

 750,000

 BBB / Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 784,904

 Total Media

 $

 784,904

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.3%

 510,000

 A / Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 $

 523,999

 Health Care Services - 0.5%

 1,000,000

 BBB+ / Baa3

 Express Scripts, Inc., 3.125%, 5/15/16

 $

 992,645

 Total Health Care Equipment & Services

 $

 1,516,644

 Pharmaceuticals & Biotechnology - 1.0%

 Life Sciences Tools & Services - 1.0%

 500,000

 BBB- / Baa2

 Agilent Technologies, 2.5%, 7/15/13

 $

 504,860

 620,000

 BBB- / NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 674,809

 750,000

 BBB / Ba1

 Life Technologies Co., 3.375%, 3/1/13

 765,773

 $

 1,945,442

 Total Pharmaceuticals & Biotechnology

 $

 1,945,442

 Banks - 4.2%

 Diversified Banks - 2.6%

 50,000

 0.00

 BB+ / Ba1

 Alfa Div Payment Rights Fin, Floating Rate Note, 12/15/11 (144A)

 $

 49,966

 750,000

 A+ / Aa3

 Barclays Bank Plc, 2.5%, 1/23/13

 744,155

 500,000

 A+ / Aa3

 BBVA US Senior SAU, 3.25%, 5/16/14

 463,890

 1,000,000

 1.05

 AA- / Aa2

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 992,314

 1,000,000

 1.33

 AA- / Aa3

 Santander US Debt SA, Floating Rate Note, 3/30/12 (144A)

 998,398

 500,000

 AA- / Aa3

 Santander US Debt SA Unipersonal, 2.485%, 1/18/13

 484,377

 500,000

 A / A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 503,060

 820,000

 A / A3

 Wachovia Corp., 5.25%, 8/1/14

 865,692

 $

 5,101,852

 Regional Banks - 1.3%

 300,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 313,826

 500,000

 A / A2

 BB&T Corp., 5.7%, 4/30/14

 547,156

 500,000

 A- / A3

 KeyBank NA, 5.5%, 9/17/12

 515,272

 275,000

 BBB+ / Baa1

 KeyBank NA, 5.8%, 7/1/14

 293,650

 500,000

 BBB+ / Baa1

 KeyCorp, 3.75%, 8/13/15

 511,160

 215,000

 BBB+ / Baa1

 KeyCorp, 6.5%, 5/14/13

 227,748

 275,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 281,313

 $

 2,690,125

 Thrifts & Mortgage Finance - 0.2%

 500,000

 AAA / Aaa

 Swedbank Hypotek AB, 0.758%, 3/28/14

 $

 491,435

 Total Banks

 $

 8,283,412

 Diversified Financials - 10.0%

 Asset Management & Custody Banks - 0.2%

 300,000

 AA- / A1

 Franklin Resources, 3.125.%, 5/20/15

 $

 311,199

 Consumer Finance - 2.4%

 950,000

 B+ / B1

 Ally Financial, Inc., 6.8750%, 8/28/12

 $

 959,500

 403,000

 B+ / B1

 Ally Financial, Inc., 7.0%, 2/1/12

 403,000

 380,000

 A+ / A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 411,332

 500,000

 A+ / A1

 American Honda Finance Corp., 2.375%, 3/18/13

 507,446

 1,000,000

 BBB / Baa1

 Capital One Financial Corp., 4.8%, 2/21/12

 1,005,612

 1,350,000

 BB+ / Ba1

 Ford Motor Credit Co. LLC, 7.5%, 8/1/12

 1,398,272

 100,000

 AA+ / Aaa

 John Deere Capital Corp., 2.875%, 6/19/12

 101,577

 $

 4,786,739

 Diversified Finance Services - 4.1%

 500,000

 A- / Baa1

 Bank of America Corp., 3.7%, 9/1/15

 $

 447,953

 250,000

 6.66

 BB+ / NR

 Caelus Re II Ltd., Floating Rate Note, 5/24/13

 254,025

 1,000,000

 BBB+ / Baa1

 Citigroup Inc., 5.0%, 9/15/14

 1,000,488

 165,000

 2.90

 A- / A3

 Citigroup Inc., Floating Rate Note, 3/16/12

 164,254

 500,000

 AA+ / Aa2

 General Electric Capital Corp., 0.92675%, 4/7/14

 485,277

 1,000,000

 AA+ / Aa2

 General Electric Capital Corp., 1.875%, 9/16/13

 1,008,246

 1,000,000

 AA+ / Aa2

 General Electric Capital Corp., 1.101%, 12/20/13

 983,567

 500,000

 0.96

 A / Aa3

 JP Morgan Chase & Co., Floating Rate Note, 2/26/13

 500,772

 500,000

 4.00

 A / Aa3

 JPMorgan Chase & Co., 4.0%, 2/25/21

 500,036

 100,000

 AA+ / Aaa

 JPMorgan Chase & Co., 3.125%, 12/1/11

 100,000

 500,000

 6.33

 BB / NR

 Lodestone Re Ltd., Floating Rate Note, 5/17/13 (144A)

 504,050

 500,000

 6.07

 BB / NR

 Lodestone Re Ltd., Floating Rate Note, 01/08/14

 495,400

 250,000

 0.51

 BB- / NR

 Loma Reinsurance Ltd., Floating Rate Note, 12/21/12

 256,125

 99,584

 BBB / Baa2

 Power Receivables Finance, LLC. 6.29%, 1/1/12 (144A)

 99,609

 250,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 250,450

 250,000

 6.32

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13 (144A)

 255,850

 250,000

 6.32

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13

 255,175

 250,000

 6.33

 B+ / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/15

 257,175

 250,000

 BBB- / NR

 Vita Capital IV Ltd., 3.136967%, 1/15/16

 249,775

 $

 8,068,227

 Investment Banking & Brokerage - 2.9%

 340,000

 A- / A1

 Goldman Sachs Group Inc., 3.7%, 8/1/15

 $

 328,088

 1,000,000

 A- / A1

 Goldman Sachs Group, Inc., 1.3105%, 2/7/14

 954,739

 500,000

 A- / Baa1

 Merrill Lynch & Co Inc., 6.05%, 8/15/12

 504,523

 898,000

 A- / Baa1

 Merrill Lynch & Co., 5.45%, 2/5/13

 895,484

 275,000

 A- / A2

 Morgan Stanley Co., 3.1%, 11/9/18

 249,476

 1,000,000

 4.00

 A- / A2

 Morgan Stanley Co., 4.0%, 9/22/20

 885,863

 500,000

 5.00

 A- / A2

 Morgan Stanley Co., 5.0%, 8/31/25 STEP (b)

 425,216

 800,000

 2.88

 A- / A2

 Morgan Stanley Co., Floating Rate Note, 5/14/13

 790,277

 250,000

 4.76

 B+ / NR

 Queen Street III Capital, 0.0%, 7/28/14

 249,875

 500,000

 A- / Baa1

 TD Ameritrade Holdings, 2.95%, 12/1/12

 508,154

 $

 5,791,695

 Specialized Finance - 0.5%

 500,000

 BBB / Baa1

 Banque PSA Finance, 3.375%, 4/4/14

 $

 480,845

 500,000

 A / A2

 National Rural Utilities, 5.4%, 10/15/13

 535,132

 $

 1,015,977

 Total Diversified Financials

 $

 19,973,837

 Insurance - 4.5%

 Life & Health Insurance - 0.7%

 50,000

 A+ / A1

 Allstate Life Global, 5.375%, 4/30/13

 $

 52,705

 500,000

 A- / NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 520,492

 250,000

 A- / Baa2

 Lincoln National Corp., 4.3%, 6/15/15

 258,057

 500,000

 BBB / A3

 Principal Financial Group Inc., 7.875%, 5/15/14

 564,701

 $

 1,395,955

 Multi-Line Insurance - 0.7%

 500,000

 BBB / Baa3

 Genworth Financial, Inc., 5.75%, 6/15/14

 $

 499,549

 410,000

 BBB- / Baa2

 Liberty Mutual Group, 7.3%, 6/15/14 (144A)

 438,670

 550,000

 AA- / Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13

 557,097

 $

 1,495,316

 Property & Casualty Insurance - 2.0%

 980,000

 BBB+ / Baa2

 Berkley (WR), 5.875%, 2/15/13

 $

 1,009,447

 1,291,000

 BBB- / Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 1,330,035

 500,000

 BBB / Baa3

 White Mountains Re Group Ltd., 6.375%, 3/20/17

 524,378

 550,000

 BBB+ / Baa2

 XL Capital Finance Europe Plc, 6.5%, 1/15/12

 553,044

 500,000

 BBB+ / Baa2

 XL Capital Ltd., 5.25%, 9/15/2014

 526,494

 $

 3,943,398

 Reinsurance - 1.1%

 500,000

 7.19

 BB+ / NR

 Blue Fin Ltd, Floating Rate Note, 4/10/12

 $

 492,400

 250,000

 4.10

 BB / NR

 East Lane Re III Ltd., Floating Rate Note, 3/16/12

 255,800

 250,000

 5.02

 BB+ / NR

 Foundation Re III Ltd., Floating Rate Note, 2/25/15

 250,225

 250,000

 4.53

 BB / A2

 Foundation Re III Ltd., Floating Rate Note, 2/3/14 CATBOND

 251,450

 250,000

 12.03

 NR / B3

 Globecat Ltd Cat Bond, Floating Rate Note, 1/2/13 (144A)

 247,675

 350,000

 B- / NR

 Successor X Ltd., 0.0%, 1/7/2014

 352,415

 300,000

 9.41

 B / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 302,190

 $

 2,152,155

 Total Insurance

 $

 8,986,824

 Real Estate - 2.4%

 Diversified Real Estate Activities - 0.2%

 350,000

 A- / A2

 Westfield Group, 5.4%, 10/1/12

 $

 359,529

 Diversified Real Estate Investment Trust - 0.6%

 685,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 746,386

 350,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 355,417

 $

 1,101,803

 Office Real Estate Investment Trust - 0.2%

 385,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 400,251

 Retail Real Estate Investment Trust - 0.2%

 500,000

 BB+ / Baa3

 Developers Diversified Realty, 5.375%, 10/15/12

 $

 503,735

 Specialized Real Estate Investment Trust - 1.2%

 1,000,000

 BBB / Baa2

 HCP, Inc., 2.7%, 2/1/14

 $

 995,043

 525,000

 BBB- / Baa2

 Hospitality Properties Trust, 6.75%, 2/15/13

 534,337

 780,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 847,302

 $

 2,376,682

 Total Real Estate

 $

 4,742,000

 Semiconductors - 0.4%

 750,000

 BBB / Baa1

 Maxim Integrated Products, 3.45%, 6/14/13

 $

 771,461

 Total Semiconductors

 $

 771,461

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 0.9%

 550,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 563,530

 750,000

 BBB / Baa2

 Telecom Italia Capital SA, 4.95%, 9/30/14

 695,172

 590,000

 A- / WR

 Verizon Virginia, Inc., 4.625%, 3/15/13

 612,823

 $

 1,871,525

 Wireless Telecommunication Services - 0.5%

 500,000

 NR / A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 $

 506,304

 500,000

 NR / A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16

 503,708

 $

 1,010,012

 Total Telecommunication Services

 $

 2,881,537

 Utilities - 1.0%

 Electric Utilities - 0.8%

 500,000

 BBB+ / Baa1

 FPL Group Capital, Inc., 2.55%, 11/15/13

 $

 508,535

 1,000,000

 A- / A3

 Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (144A)

 998,707

 $

 1,507,242

 Multi-Utilities - 0.2%

 500,000

 BBB+ / Baa1

 Midamerican Energy Holdings Co., 5.95%, 5/15/37

 $

 506,733

 Total Utilities

 $

 2,013,975

 TOTAL CORPORATE BONDS

 (Cost  $60,097,663)

 $

 60,450,235

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.6%

 283,341

 AAA / Aaa

 Fannie Mae Benchmark Remic, 5.45%, 12/25/20

 $

 306,744

 4,729,539

 4.44

 NR / Aa1

 Fannie Mae Grantor , Floating Rate Note, 10/25/40

 4,541,331

 1,272,617

 4.30

 AAA / Aaa

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,350,988

 607,634

 NR / NR

 Fannie Mae REMICS, 3.0%, 1/25/21

 634,157

 139,842

 AAA / Aaa

 Fannie Mae REMICS, 5.69%, 1/25/32

 144,940

 561,890

 NR / NR

 Fannie Mae REMICS, 6.0%, 3/25/35

 597,442

 327,956

 NR / NR

 Fannie Mae REMICS, 6.25%, 6/25/44

 330,003

 32,493

 NR / NR

 Fannie Mae REMICS, 8.0%, 3/25/17

 32,645

 325,677

 AAA / NR

 Fannie Mae Whole Loan, 3.17454%, 6/25/35

 338,195

 340,871

 AAA / NR

 Fannie Mae Whole Loan, 3.49029%, 4/25/45

 345,813

 1,232,154

 4.23

 AAA / Aaa

 Fannie Mae Whole Loan, Floating Rate Note, 7/25/42

 1,264,695

 276,422

 AAA / Aaa

 Fannie Mae, 6.0%, 6/25/29

 310,810

 75,784

 AA+ / WR

 Federal Home Loan Bank, 4.84%, 1/25/12

 76,254

 250,735

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/12

 256,172

 37,792

 3.35

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4/1/25

 38,034

 243,622

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 261,640

 302,434

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.505%, 12/1/31

 304,727

 9,082

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.79%, 11/1/31

 9,534

 128,186

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.064%, 11/1/40

 130,792

 603,409

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.134%, 10/1/31

 608,933

 11,926

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.303%, 7/1/18

 12,564

 630,107

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.44%, 10/1/36

 669,769

 10,027

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 11,057

 37,735

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 40,998

 6,156

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.533%, 11/1/25

 6,477

 3,311

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.571%, 4/1/29

 3,497

 3,855

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.837%, 4/1/28

 4,077

 9,265

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.985%, 5/1/25

 9,348

 2,153

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.035%, 4/1/29

 2,177

 4,843

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.142%, 1/1/28

 5,129

 174,293

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.245%, 8/1/31

 177,335

 1,669

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.25%, 8/1/31

 1,676

 109,055

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.393%, 11/1/24

 110,790

 21,986

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.484%, 2/1/27

 22,171

 69,835

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.680%, 1/1/25

 70,427

 2,368

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 7.936%, 2/1/33

 2,496

 148,864

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 7/1/15

 160,552

 103,537

 AAA / Aaa

 Federal National Mortgage Association, 5.469%, 7/1/36

 110,273

 104

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 1/1/12

 111

 294,006

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/35

 320,466

 211,047

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/34

 234,284

 175,194

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/38

 192,224

 441,251

 AAA / Aaa

 Federal National Mortgage Association, 6.339%, 12/1/36

 463,380

 484,352

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 559,961

 7,535

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/14

 7,866

 73,425

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/15

 75,944

 11,388

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/16

 12,475

 17,008

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/32

 19,244

 1,009

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/13

 1,044

 2,087

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/14

 2,214

 47,576

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/17

 52,284

 150,520

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 1/1/36

 170,922

 280,252

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 10/1/19

 317,494

 2,532

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/12

 2,595

 176,725

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/17

 195,723

 47,910

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 8/1/14

 49,937

 89,568

 AAA / Aaa

 Federal National Mortgage Association, 7.243%, 12/1/28

 94,791

 97,791

 AAA / Aaa

 Federal National Mortgage Association, 7.405%, 10/1/29

 102,077

 235,716

 AAA / Aaa

 Federal National Mortgage Association, 7.586%, 10/1/29

 248,906

 71,624

 AAA / Aaa

 Federal National Mortgage Association, 8.0%, 4/1/14

 75,704

 1,054,343

 AAA / Aaa

 Freddie Mac Gold Pool, 4.0%, 5/01/24

 1,103,471

 666,735

 AAA / Aaa

 Freddie Mac Gold Pool, 4.5%,  7/1/19

 710,831

 511,605

 AAA / Aaa

 Freddie Mac Gold Pool, 4.5%,  7/1/19

 544,989

 876,518

 AAA / Aaa

 Freddie Mac Gold Pool, 4.5%, 7/1/19

 937,091

 199,404

 AAA / Aaa

 Freddie Mac Gold Pool, 5.5%, 8/1/23

 215,524

 602,495

 AAA / Aaa

 Ginnie Mae I pool, 5.0%, 8/15/19

 658,825

 1,071,237

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 10/20/21

 1,164,863

 511,380

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 11/20/22

 555,595

 323,377

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 4/20/22

 351,943

 418,136

 AAA / Aaa

 Ginnie Mae II pool, 6.0%, 8/20/19

 455,007

 4,604,880

 NR / NR

 Government National Mortgage Association, 1.35404%, 3/16/51

 245,698

 17,716,028

 AAA / Aa1

 Government National Mortgage Association, 1.524, 2/16/52

 1,099,244

 3,500,000

 NR / NR

 Government National Mortgage Association, 1.762244%, 3/15/52

 266,137

 248,435

 AAA / Aa1

 Government National Mortgage Association, 3.084%, 4/16/22

 250,463

 159,048

 AAA / Aa1

 Government National Mortgage Association, 4.009%, 5/16/37

 166,763

 350,000

 AAA / Aa1

 Government National Mortgage Association, 4.549%, 6/16/28

 371,240

 576,470

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/36

 650,407

 128,549

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/31

 145,479

 680,456

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/17

 741,629

 9,382

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/20/13

 9,822

 98,020

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/37

 111,578

 72,389

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/31

 83,838

 19,994

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 22,881

 10,833

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 11/15/13

 11,334

 131,317

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 10/15/36

 154,067

 29,127

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 6/15/14

 31,615

 1,543,445

 5.00

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 1/20/16

 1,667,182

 17,933,965

 0.71

 NR / NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 822,380

 5,000,000

 AA+ / Aaa

 U.S. Treasury Bill, 0.125%, 9/30/13

 4,988,670

 $

 35,042,874

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $35,125,732)

 $

 35,042,874

 FOREIGN GOVERNMENT BONDS - 0.1%

 Diversified Banks - 0.1%

 250,000

 A / A1

 Korea Development Bank, 5.3%, 1/17/13

 $

 257,363

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $249,643)

 $

 257,363

 MUNICIPAL BONDS - 2.9%

 Municipal  Development - 0.1%

 250,000

 AA- / Aa2

 Massachusetts Development Finance Agency, 3.0%, 2/15/36

 $

 261,448

 Municipal  General - 1.0%

 1,500,000

 A+ / A1

 New Jersey Economic Development Authority, 1.247%, 6/15/13

 $

 1,500,135

 500,000

 AA / Aa1

 OH INFRA-TXB-2-BABS, 3.0%, 6/15/15

 523,635

 $

 2,023,770

 Municipal Higher Education - 0.5%

 690,000

 NR / A2

 Massachusetts Health & Educational Facilities Authority, 2.7%, 10/1/37

 $

 715,185

 200,000

 AA- / Aa2

 New York State Dormitory Authority, 3.0%, 7/1/13

 207,016

 $

 922,201

 Municipal Housing - 0.1%

 200,000

 NR / Aa3

 Oregon Housing & Com, 1.15%, 1/1/13

 $

 200,864

 Municipal Pollution - 0.5%

 1,000,000

 BBB+ / Baa1

 Power County Idaho Pollution Control, 5.625%, 10/1/14

 $

 1,000,020

 Municipal Transportation - 0.7%

 300,000

 BBB / A3

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 310,161

 475,000

 BBB / A3

 Massachusetts Port Authority, 5.0%, 7/1/16

 498,973

 500,000

 NR / NR

 North Texas Tollway Authority, 2.441%, 9/1/13

 513,570

 $

 1,322,704

 TOTAL MUNICIPAL BONDS

 (Cost  $5,662,215)

 $

 5,731,007

 SENIOR FLOATING RATE LOAN INTEREST - 2.5%

 Materials - 0.2%

 Metal & Glass Containers - 0.1%

 210,492

 4.50

 BB / Ba2

 BWAY Holding Co., L+3.25%, 2/9/18

 $

 206,283

 19,404

 4.54

 BB / Ba2

 ICL Industrial Containers ULC, L+3.25%, 2/9/18

 19,016

 $

 225,299

 Paper Packaging - 0.1%

 227,175

 3.14

 BB / Ba2

 Graphic Packaging International, Inc., L+2.75%, 5/16/14

 $

 226,915

 Total Materials

 $

 452,214

 Capital Goods - 0.1%

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 150,000

 5.50

 BB / Ba2

 Terex Corp., L+4.0%, 4/28/17

 $

 150,563

 Total Capital Goods

 $

 150,563

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 173,156

 2.25

 D / B2

 Synagro Technologies, Inc., L+2.00%, 4/2/14

 $

 148,048

 Total Commercial Services & Supplies

 $

 148,048

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.1%

 299,342

 3.50

 BBB- / Baa3

 Delphi Automotive LLP, L+2.5%, 3/31/17

 $

 298,220

 Automobile Manufacturers - 0.4%

 927,675

 6.00

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 854,853

 Total Automobiles & Components

 $

 1,153,073

 Media - 0.3%

 Movies & Entertainment - 0.3%

 375,432

 5.25

 NR / NR

 Cinedigm Digital Funding, L+3.5%, 4/29/16

 $

 362,292

 197,000

 4.50

 B+ / NR

 Live Nation Entertainment, L+3.0% 10/20/16

 195,769

 $

 558,061

 Total Media

 $

 558,061

 Retailing - 0.1%

 Automotive Retail - 0.1%

 248,750

 4.00

 NR / NR

 Autotrader Com, Inc., L+3%, 12/15/16

 $

 245,019

 Total Retailing

 $

 245,019

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.2%

 18,484

 2.51

 BB- / Ba3

 *UN CHS/Community Health DD, L+2.25%, 7/25/14

 $

 17,897

 359,727

 2.75

 BB- / Ba3

 CHS/Community Health Sys, Inc., L+2.25%, 7/25/14

 348,306

 $

 366,203

 Health Care Supplies - 0.1%

 195,658

 3.59

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15

 $

 192,356

 47,686

 3.51

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw

 46,852

 $

 239,208

 Total Health Care Equipment & Services

 $

 605,411

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.0%

 143,455

 5.25

 B+ / Ba2

 LPL Holdings, Inc., L+3.75%, 6/28/17

 $

 144,531

 Total Diversified Financials

 $

 144,531

 Software & Services - 0.3%

 Data Processing & Outsourced Services - 0.1%

 246,875

 5.25

 BBB- / Ba1

 Fidelity National Inc., L+3.75%, 7/18/16

 $

 247,904

 It Consulting & Other Services - 0.2%

 380,333

 2.00

 BB / Ba3

 Sungard Data Systems, Inc., L+1.75%,  2/28/14

 $

 375,104

 Total Software & Services

 $

 623,008

 Telecommunication Services - 0.2%

 Integrated Telecom Services - 0.2%

 39,537

 3.26

 NR / NR

 Telesat Canada, Inc., DD L+3.0%, 10/31/14

 $

 38,796

 460,262

 3.26

 NR / NR

 Telesat Canada, Inc., L+3.0%, 10/31/14

 451,632

 $

 490,428

 Total Telecommunication Services

 $

 490,428

 Utilities - 0.2%

 Independent Power Producer & Energy Traders - 0.2%

 432,825

 4.25

 BB+ / Ba1

 AES Corp/The L+3.25%, 5/17/18

 $

 429,173

 Total Utilities

 $

 429,173

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $5,065,258)

 $

 4,999,529

 Principal

 TEMPORARY CASH INVESTMENTS - 0.1%

  Value

 Amount ($)

 Securities Lending Collateral  - 0.1% (c)

 Tri-party Repurchase Agreements:

 38,040

 Merrill Lynch, Inc., 0.09%, dated 11/30/11, repurchase price of

 $193,403 plus accrued interest on 12/1/11 collateralized by

 $197,271 Federal National Mortgage Association, 4.375%, 3/15/13

 $

 38,040

 38,040

 RBS Securities, Inc., 0.10%, dated 11/30/11, repurchase price of

 $193,403 plus accrued interest on 12/1/11 collateralized by $197,274

 Freddie Mac Giant, 0.86%, 9/16/14

 38,040

 38,040

 Barclays Capital Markets, 0.11%, dated 11/30/11, repurchase price of

 $193,403 plus accrued interest on 12/1/11 collateralized by $197,293

 Federal Home Loan Bank, 0.23%, 8/28/12

 38,040

 36,519

 HSBC Plc, 0.10%, dated 11/30/11, repurchase price of

 $185,667 plus accrued interest on 12/1/11 collateralized by

 $189,472 Federal National Mortgage Association, 5.355%, 11/24/17

 36,519

 36,920

 Deutschebank AG, 0.11%, dated 11/30/11, repurchase price of

 $187,709 plus accrued interest on 12/1/11 collateralized by

 $191,483 Federal Home Loan Bank, 2.0%, 12/9/14

 36,920

 $

 187,560

 Shares

 Money Market Mutual Funds:

 9,130

 Blackrock Preferred Money Market Fund

 $

 9,130

 Total Securities Lending Collateral

 $

 196,690

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $196,690)

 $

 196,690

 TOTAL INVESTMENT IN SECURITIES - 97.8%

 (Cost  $199,241,102) (a)

 $

 194,685,208

 OTHER ASSETS AND LIABILITIES - 2.2%

 $

 4,329,003

 TOTAL NET ASSETS - 100.0%

 $

 199,014,211

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2011, the value of these securities amounted to $10,119,999 or 5.1% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At November 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $199,547,656 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 (540,134)

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (4,322,314)

 Net unrealized loss

 $

 (4,862,448)

 (b)

 At November 30, 2011, the following security was out on loan:

 Principal

 Amount ($)

 Security

 Value

       221,000

  Morgan Stanley Co., 5.0%, 8/31/25 STEP (b)

 $

             190,769

 $

             190,769

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

31,572,924

$
-

$
31,572,924

 Collateralized Mortgage Obligations

-

56,434,586

-

56,434,586

 Corporate Bonds

-

60,450,235

-

60,450,235

 U.S. Government Agency Obligations

-

35,042,874

-

35,042,874

 Foreign Government Bond

-

257,363

-

257,363

 Municipal Bonds

-

5,731,007

-

5,731,007

 Senior Floating Rate Loan Interests

-

4,999,529

-

4,999,529

 Temporary Cash Investments

-

187,560

-

187,560

 Money Market Mutual Funds

9,130

-

-

9,130

 Total

$
9,130

194,676,078

$
-

$
194,685,208

 Other Financial Instruments*

3,780

 *Other Financial Instruments include foreign exchange contracts

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 8/31/11

$
11,893

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

971

 Net purchases (sales)

(12,864
)

 Transfers in and out of Level 3

-

 Balance as of 11/30/11

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 11/30/11

$
-

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 27, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 27, 2012

* Print the name and title of each signing officer under his or her signature.